Fair Value Measurement	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurement

6 FAIR VALUE MEASUREMENT

As of March 31, 2025 and 2026, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition are as follows:

	Fair value measurement at reporting date using
Description	Fair value as of March 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	231,247	-	231,247	-
- equity securities with readily determinable fair values	59,070	59,070	-	-
Available-for-sale debt securities	7,755	-	-	7,755
Total assets	298,072	59,070	231,247	7,755

	Fair value measurement at reporting date using
Description	Fair value as of March 31, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	60,586	-	60,586	-
- equity securities with readily determinable fair values	100,921	100,921	-	-
Available-for-sale debt securities	5,568	-	-	5,568
Crypto assets	4,691	4,691	-	-
Total assets	171,766	105,612	60,586	5,568

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Short-term investments

Short-term investments held by the Group include wealth management products issued by banks and other financial institutions or equity securities with readily determinable fair values. The Group values its investments in wealth management products using model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The Group values its investments in equity securities with readily determinable fair values using quoted market prices and classifies the valuation technique that use these inputs within Level 1.

Available-for-sale debt securities investments

The Group classifies its available-for-sales debt securities as Level 3 investments. The roll forward of major Level 3 investments are as following:

	iSNOB Holdings Limited ("iSNOB")	Jiangxi Chengqianqihou Food Supply Chain Co., Ltd. (“Jiangxi Chengqianqihou”)	Juesekuangxiang (Shanghai) Technology Co. Ltd. (“Juesekuangxiang”)	Hangzhou Jimi Biotechnology Co., Ltd. (“Jimi”)	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2023	24,656	5,000	—	—	4,712	34,368
Addition	—	—	6,875	5,459	—	12,334
Disposal	—	—	—	—	(298)	(298)
Impairment	—	—	—	—	(1,425)	(1,425)
Effect of currency translation adjustment	801	—	—	—	97	898
The change in fair value of the investments	564	—	—	—	341	905
Fair value of Level 3 investments as at March 31, 2024	26,021	5,000	6,875	5,459	3,427	46,782
Disposal	—	(5,000)	—	—	—	(5,000)
Impairment	(8,150)	—	(6,875)	—	—	(15,025)
Effect of currency translation adjustment	(321)	—	—	—	40	(281)
The change in fair value of the investments	(17,550)	—	—	—	(1,171)	(18,721)
Fair value of Level 3 investments as at March 31, 2025	—	—	—	5,459	2,296	7,755
Impairment	—	—	—	(1,827)	(281)	(2,108)
Effect of currency translation adjustment	—	—	—	—	(79)	(79)
Fair value of Level 3 investments as at March 31, 2026	—	—	—	3,632	1,936	5,568

(1)
The Company determines the fair value of its available-for-sale debt securities by using the market approach.

As for the market approach, the determination of the fair value was based on information of other comparable public companies, observable price changes based on the recent transactions of the securities, or similar securities that the Company holds, and significant unobservable inputs. The unobservable inputs adopted in the valuation for the years ended March 31, 2024, 2025 and 2026 are as following:

	For the years ended March 31,
	2024	2025	2026
Lack of marketability discount	30%	19%-25%	16%-27%
Risk-free rate	2.2%-4.5%	1.6%-4.0%	1.3%-3.9%
Expected volatility	42%-67%	45%-59%	44%-76%
Revenue multiple	3	11	4-6

Significant increases (decreases) in lack of marketability discount in isolation would result in significantly lower (higher) fair value measurement. Significant increases (decreases) in revenue multiple in isolation would result in significantly higher (lower) fair value measurement.

Crypto assets

As of March 31, 2026, the crypto assets held by the Group include Bitcoin, Ethereum and Solana. The fair value of crypto assets is determined based on quoted prices in active markets and classified as Level 1.